VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value
U.S. Government Securities—5.6%
U.S. Treasury Bonds
4.625%, 5/15/54	$ 925	$ 881
4.500%, 11/15/54	1,060	990
4.625%, 2/15/55	1,080	1,029
4.750%, 5/15/55	670	652
U.S. Treasury Notes
4.250%, 1/31/30	660	676
4.000%, 2/15/34	670	666
4.625%, 2/15/35	320	331
Total U.S. Government Securities (Identified Cost $5,324)		5,225

Foreign Government Securities—47.0%
Abu Dhabi Government International Bond
144A 5.000%, 4/30/34(2)(3)	74	78
144A 3.125%, 9/30/49(2)(3)	629	437
Arab Republic of Egypt
144A 5.875%, 2/16/31(2)	280	251
144A 8.500%, 1/31/47(2)	1,163	965
144A 8.750%, 9/30/51(2)	410	348
Benin Government International Bond
144A 7.960%, 2/13/38(2)	125	123
144A 8.375%, 1/23/41(2)	247	247
Bolivarian Republic of Venezuela RegS 7.650%, 4/21/25(4)(5)	1,380	267
Bolivia Government RegS 4.500%, 3/20/28(5)	147	116
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/31	3,460BRL	555
Czech Republic Government Bond 1.750%, 6/23/32	13,310CZK	548
	Par Value(1)	Value

Foreign Government Securities—continued
Dominican Republic
144A 6.950%, 3/15/37(2)	$ 104	$ 109
144A 6.850%, 1/27/45(2)	305	309
RegS 6.950%, 3/15/37(5)	429	448
Dubai Government International Bonds RegS 3.900%, 9/9/50(3)(5)	205	152
Eagle Funding Luxco S.a.r.l. 144A 5.500%, 8/17/30(2)(3)	318	323
Federal Republic of Ethiopia 144A 6.625%, 12/11/25(2)(4)	392	361
Federative Republic of Brazil
5.500%, 11/6/30	262	267
6.000%, 10/20/33	215	216
6.625%, 3/15/35	517	529
7.125%, 5/13/54(3)	837	814
Honduras Government 144A 8.625%, 11/27/34(2)	178	190
Hungary Government International Bond
144A 6.250%, 9/22/32(2)(3)	812	859
144A 5.500%, 6/16/34(2)(3)	108	108
144A 6.000%, 9/26/35(2)(3)	237	243
144A 5.500%, 3/26/36(2)(3)	1,180	1,160
Kingdom of Jordan 144A 5.850%, 7/7/30(2)	445	439
Kyrgyz Republic International Bond 144A 7.750%, 6/3/30(2)	318	320
Lebanon Government International Bond RegS 7.000%, 3/23/32(4)(5)	370	73
Malaysia Government Bond 2.632%, 4/15/31(3)	2,360MYR	541
Mex Bonos Desarr
8.500%, 5/31/29	6,150MXN	332
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
7.750%, 11/13/42	4,700MXN	$ 214
Republic of Angola
144A 8.000%, 11/26/29(2)	$ 343	325
144A 8.750%, 4/14/32(2)	533	490
Republic of Argentina
0.750%, 7/9/30(6)	1,751	1,322
4.125%, 7/9/35(6)	834	529
Republic of Armenia 144A 3.600%, 2/2/31(2)	149	134
Republic of Cameroon RegS 9.500%, 7/31/31(5)	439	418
Republic of Chile
3.500%, 1/31/34	37	34
5.330%, 1/5/54(3)	505	475
3.250%, 9/21/71	254	153
Republic of Colombia
7.375%, 4/25/30	603	638
3.250%, 4/22/32	622	518
8.500%, 4/25/35	51	55
8.000%, 11/14/35	530	557
7.750%, 11/7/36	112	115
Republic of Ecuador
RegS 6.900%, 7/31/30(5)(6)	1,008	908
RegS 5.000%, 7/31/40(5)(6)	103	67
Republic of El Salvador
144A 8.625%, 2/28/29(2)	160	169
144A 8.250%, 4/10/32(2)	181	187
RegS 9.250%, 4/17/30(5)	211	227
RegS 7.650%, 6/15/35(5)	332	326
RegS 7.625%, 2/1/41(5)	76	70
Republic of Gabon
144A 6.625%, 2/6/31(2)	540	441
144A 7.000%, 11/24/31(2)	145	118
	Par Value(1)	Value

Foreign Government Securities—continued
Republic of Ghana
144A 0.000%, 7/3/26(2)(7)	$ 5	$ 5
144A 0.000%, 1/3/30(2)(7)	14	12
RegS 0.000%, 7/3/26(5)(7)	4	4
RegS 0.000%, 1/3/30(5)(7)	11	10
RegS 5.000%, 7/3/35(5)(6)	580	474
Republic of Guatemala 144A 6.875%, 8/15/55(2)	644	646
Republic of Indonesia
2.850%, 2/14/30(3)	252	237
1.850%, 3/12/31(3)	125	109
4.200%, 10/15/50(3)	281	228
5.100%, 2/10/54	59	55
3.200%, 9/23/61	63	40
Republic of Ivory Coast
144A 7.625%, 1/30/33(2)	171	172
144A 6.125%, 6/15/33(2)	464	430
144A 8.075%, 4/1/36(2)	158	157
144A 8.250%, 1/30/37(2)	151	150
Republic of Kenya 144A 9.500%, 3/5/36(2)	507	501
Republic of Nigeria
144A 7.375%, 9/28/33(2)	463	435
144A 10.375%, 12/9/34(2)	551	603
Republic of Panama
7.500%, 3/1/31	53	57
8.000%, 3/1/38	608	672
Republic of Peru
2.783%, 1/23/31	59	54
3.000%, 1/15/34(3)	128	110
5.375%, 2/8/35(3)	63	64
5.875%, 8/8/54(3)	120	117
3.600%, 1/15/72	411	250
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
Republic of Philippines
4.750%, 3/5/35(3)	$ 922	$ 917
3.700%, 3/1/41(3)	680	566
Republic of Poland
4.875%, 2/12/30(3)	142	146
5.750%, 11/16/32(3)	258	273
4.875%, 10/4/33(3)	454	454
5.125%, 9/18/34(3)	613	619
5.375%, 2/12/35(3)	756	774
5.500%, 4/4/53	85	79
Republic of Senegal RegS 7.750%, 6/10/31(5)	446	368
Republic of Serbia 144A 6.500%, 9/26/33(2)	313	333
Republic of South Africa
5.875%, 6/22/30	118	119
5.650%, 9/27/47	705	537
8.750%, 2/28/48	11,300ZAR	528
144A 7.100%, 11/19/36(2)	343	345
Republic of Sri Lanka
144A 4.000%, 4/15/28(2)	49	47
144A 3.100%, 1/15/30(2)(6)	102	93
144A 3.350%, 3/15/33(2)(6)	103	86
144A 3.600%, 6/15/35(2)(6)	337	241
144A 3.600%, 2/15/38(2)(6)	97	81
Republic of Turkiye
7.625%, 4/26/29	775	819
9.125%, 7/13/30	154	173
7.250%, 5/29/32	538	555
7.625%, 5/15/34	387	407
6.500%, 1/3/35	59	57
4.875%, 4/16/43	780	568
Republic of Zambia
144A 5.750%, 6/30/33(2)(6)	170	159
144A 0.500%, 12/31/53(2)	169	113
Republica Orient Uruguay
5.100%, 6/18/50(3)	1,074	992
4.975%, 4/20/55(3)	238	211
	Par Value(1)	Value

Foreign Government Securities—continued
Romania Government International Bond
144A 5.875%, 1/30/29(2)	$ 227	$ 232
144A 6.375%, 1/30/34(2)	158	158
144A 5.750%, 3/24/35(2)	566	537
144A 6.625%, 5/16/36(2)	987	986
Saudi International Bond
144A 5.625%, 1/13/35(2)(3)	843	885
144A 4.500%, 10/26/46(2)(3)	1,051	880
RegS 5.625%, 1/13/35(3)(5)	550	577
State of Qatar 144A 4.400%, 4/16/50(2)(3)	365	311
Trinidad & Tobago Government International Bond
144A 5.950%, 1/14/31(2)	145	146
144A 6.400%, 6/26/34(2)(3)	113	113
RegS 6.400%, 6/26/34(5)	183	183
UAE International Government Bond 144A 4.050%, 7/7/32(2)(3)	150	150
Ukraine Government Bond
144A 4.500%, 2/1/29(2)(6)	43	28
144A 0.000%, 2/1/30(2)(6)	8	4
144A 4.500%, 2/1/34(2)(6)	211	113
144A 4.500%, 2/1/35(2)(6)	162	86
144A 0.000%, 2/1/36(2)(6)	21	11
144A 4.500%, 2/1/36(2)(6)	2	1
RegS 4.500%, 2/1/29(5)(6)	51	33
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
RegS 0.000%, 2/1/30(5)(6)	$ 9	$ 5
RegS 0.000%, 2/1/34(5)(6)	34	14
RegS 4.500%, 2/1/34(5)(6)	319	171
RegS 0.000%, 2/1/35(5)(6)	299	155
RegS 4.500%, 2/1/35(5)(6)	95	50
RegS 0.000%, 2/1/36(5)(6)	59	30
RegS 4.500%, 2/1/36(5)(6)	9	4
United Mexican States
4.875%, 5/19/33(3)	100	95
3.500%, 2/12/34(3)	467	398
6.350%, 2/9/35	39	40
3.750%, 4/19/71	948	547
Uzbekistan International Bond 144A 6.900%, 2/28/32(2)	367	389
Total Foreign Government Securities (Identified Cost $44,121)		43,802

Mortgage-Backed Securities—19.7%
Agency—10.0%
Federal Home Loan Mortgage Corporation
Pool #SD6322 4.500%, 8/1/53	827	801
Pool #SD8494 5.500%, 1/1/55	1,408	1,416
Pool #SL0627 6.000%, 10/1/54	1,272	1,300
Pool #SL1127 6.000%, 12/1/54	1,279	1,307
Federal National Mortgage Association
Pool #FA0685 6.000%, 1/1/55	617	631
	Par Value(1)	Value

Agency—continued
Pool #FA1728 6.000%, 10/1/53	$ 1,281	$ 1,310
Pool #FS4438 5.000%, 11/1/52	781	773
Pool #FS7751 4.000%, 3/1/53	1,301	1,215
Pool #MA5072 5.500%, 7/1/53	585	590
		9,343

Non-Agency—9.7%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(2)(3)(8)	98	98
Ajax Mortgage Loan Trust 2022-B, A1 144A 3.500%, 3/27/62(2)(8)	440	427
ALA Trust 2025-OANA, A (1 month Term SOFR + 1.743%, Cap N/A, Floor 1.743%) 144A 6.107%, 6/15/40(2)(8)	270	271
Angel Oak Mortgage Trust
2022-5, A1 144A 4.500%, 5/25/67(2)(8)	312	310
2023-1, A1 144A 4.750%, 9/26/67(2)(3)(8)	131	131
Arroyo Mortgage Trust 2019-1, A1 144A 3.805%, 1/25/49(2)(3)(8)	49	48
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 5.283%, 3/15/37(2)(8)	245	233
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56(3)	165	169
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(2)(8)	410	388
CENT 2025-CITY, A 144A 5.091%, 7/10/40(2)(8)	330	334
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
Chase Home Lending Mortgage Trust 2023-RPL1, A1 144A 3.500%, 6/25/62(2)(8)	$ 427	$ 396
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(2)(3)(8)	63	58
2016-SH2, M2 144A 3.750%, 12/25/45(2)(3)(8)	168	156
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(2)(8)	266	254
COLT Mortgage Loan Trust
2022-4, A1 144A 4.301%, 3/25/67(2)(3)(8)	114	115
2022-5, A1 144A 4.550%, 4/25/67(2)(8)	360	363
EFMT 2025-NQM2, A1 144A 5.596%, 6/25/70(2)(3)(8)	182	184
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(2)(3)(8)	19	18
Fashion Show Mall LLC 2024-SHOW, A 144A 5.274%, 10/10/41(2)(8)	280	284
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(2)(8)	361	363
Hudson Yards Mortgage Trust 2025-SPRL, A 144A 5.649%, 1/13/40(2)(8)	250	259
JPMorgan Chase Mortgage Trust 2014-5, B2 144A 2.607%, 10/25/29(2)(3)(8)	163	155
MFA Trust 2022-INV2, A1 144A 4.950%, 7/25/57(2)(8)	543	541
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(2)	170	178
NYC Commercial Mortgage Trust 2025-300P, A 144A 4.879%, 7/13/42(2)(8)	425	428
	Par Value(1)	Value

Non-Agency—continued
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(2)(3)(8)	$ 24	$ 23
PRET Trust 2025-NPL1, A1 144A 6.063%, 2/25/55(2)(8)	241	243
RFR Trust 2025-SGRM, A 144A 5.562%, 3/11/41(2)(8)	345	353
ROCK Trust 2024-CNTR, C 144A 6.471%, 11/13/41(2)	215	223
Towd Point Mortgage Trust
2016-4, B1 144A 3.987%, 7/25/56(2)(8)	260	253
2017-1, M1 144A 3.750%, 10/25/56(2)(8)	265	261
2017-4, A2 144A 3.000%, 6/25/57(2)(3)(8)	171	163
2018-6, A2 144A 3.750%, 3/25/58(2)(8)	215	199
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(2)	150	147
Verus Securitization Trust
2022-4, A1 144A 4.474%, 4/25/67(2)(8)	243	242
2022-6, A1 144A 4.910%, 6/25/67(2)(3)(8)	165	165
2022-6, A3 144A 4.910%, 6/25/67(2)(8)	361	358
2023-8, A1 144A 6.259%, 12/25/68(2)(8)	188	189
		8,980

Total Mortgage-Backed Securities (Identified Cost $18,356)		18,323

See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Asset-Backed Securities—10.1%
Automobiles—3.2%
Arivo Acceptance Auto Loan Receivables Trust
2024-1A, B 144A 6.870%, 6/17/30(2)	$ 396	$ 407
2025-1A, A2 144A 4.920%, 5/15/29(2)	330	331
DT Auto Owner Trust 2023-1A, D 144A 6.440%, 11/15/28(2)	450	458
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(2)	149	152
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(2)	470	469
2023-2A, D 144A 6.300%, 2/15/31(2)	365	373
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(2)	320	321
U.S. Bank N.A. 2023-1, B 144A 6.789%, 8/25/32(2)	114	115
Veros Auto Receivables Trust 2024-1, C 144A 7.570%, 12/15/28(2)	350	362
		2,988

Consumer Loans—0.4%
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(2)	350	350
Other—6.5%
Amur Equipment Finance Receivables XV LLC 2025-1A, D 144A 5.680%, 8/20/32(2)	340	347
Aqua Finance Trust 2024-A, B 144A 5.060%, 4/18/50(2)	355	359
	Par Value(1)	Value

Other—continued
Auxilior Term Funding LLC 2023-1A, D 144A 7.270%, 12/16/30(2)	$ 240	$ 253
BXG Receivables Note Trust 2023-A, A 144A 5.770%, 11/15/38(2)	205	209
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(2)	208	210
FAT Brands Royalty LLC 2021-1A, A2 144A 5.750%, 4/25/51(2)	461	403
Hardee’s Funding LLC 2024-1A, A2 144A 7.253%, 3/20/54(2)	395	409
Jersey Mike’s Funding LLC
2019-1A, A2 144A 4.433%, 2/15/50(2)	1	1
2024-1A, A2 144A 5.636%, 2/15/55(2)	418	426
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(2)	335	333
MVW LLC 2024-1A, A 144A 5.320%, 2/20/43(2)	264	269
NBC Funding LLC 2025-1A, A2 144A 6.209%, 7/30/55(2)	400	408
NMEF Funding LLC 2025-A, B 144A 5.180%, 7/15/32(2)	345	349
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(2)	417	425
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(2)	420	424
Reach ABS Trust 2024-1A, B 144A 6.290%, 2/18/31(2)	425	429
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Other—continued
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(2)	$ 263	$ 261
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(2)	343	344
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(2)	252	238
		6,097

Total Asset-Backed Securities (Identified Cost $9,355)		9,435

Corporate Bonds and Notes—48.4%
Communication Services—2.8%
Altice France Holding S.A. 144A 6.000%, 2/15/28(2)(3)(4)	185	67
Altice France S.A.
144A 5.125%, 7/15/29(2)(3)(9)	125	107
144A 5.500%, 10/15/29(2)(3)(9)	185	159
CMG Media Corp. 144A 8.875%, 6/18/29(2)(3)	200	186
CSC Holdings LLC
144A 7.500%, 4/1/28(2)(3)	295	238
144A 11.750%, 1/31/29(2)(3)	200	183
DIRECTV Financing LLC 144A 8.875%, 2/1/30(2)(3)	150	149
Gray Media, Inc. 144A 9.625%, 7/15/32(2)(3)	185	186
Hughes Satellite Systems Corp. 6.625%, 8/1/26(3)	100	93
IHS Holding Ltd. 144A 8.250%, 11/29/31(2)	175	180
Millennium Escrow Corp. 144A 6.625%, 8/1/26(2)(3)	250	238
	Par Value(1)	Value

Communication Services—continued
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(2)	$ 275	$ 71
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(2)(3)	120	123
Snap, Inc.
144A 6.875%, 3/1/33(2)(3)	140	141
144A 6.875%, 3/15/34(2)(3)	65	65
Telesat Canada 144A 6.500%, 10/15/27(2)(3)	180	85
Turkcell Iletisim Hizmetleri AS 144A 7.650%, 1/24/32(2)	200	208
Univision Communications, Inc. 144A 8.000%, 8/15/28(2)(3)	135	140
		2,619

Consumer Discretionary—2.4%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54(3)	270	273
Ashtead Capital, Inc. 144A 5.550%, 5/30/33(2)(3)	310	316
Ashton Woods USA LLC 144A 4.625%, 4/1/30(2)(3)	80	75
Clarios Global LP 144A 6.750%, 2/15/30(2)(3)	5	5
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52(3)	290	206
Ford Motor Credit Co. LLC 7.350%, 3/6/30(3)	200	213
Great Canadian Gaming Corp. 144A 8.750%, 11/15/29(2)(3)	50	48
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)(3)	183	179
New Home Co., Inc. (The)
144A 9.250%, 10/1/29(2)(3)	70	74
144A 8.500%, 11/1/30(2)(3)	5	5
Newell Brands, Inc. 6.625%, 9/15/29(3)	127	127
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Consumer Discretionary—continued
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(2)(3)	$ 175	$ 176
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(2)(3)	215	215
Under Armour, Inc. 144A 7.250%, 7/15/30(2)(3)	95	95
Weekley Homes LLC 144A 4.875%, 9/15/28(2)(3)	270	263
		2,270

Consumer Staples—0.7%
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(2)	140	140
Pilgrim’s Pride Corp. 6.250%, 7/1/33(3)	215	227
Post Holdings, Inc. 144A 6.375%, 3/1/33(2)(3)	120	121
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(2)(3)	125	126
		614

Energy—10.5%
Adnoc Murban Rsc Ltd. 144A 4.500%, 9/11/34(2)(3)	263	260
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(2)(3)	150	158
BP Capital Markets plc 4.875% (3)(10)	375	372
Buckeye Partners LP 144A 6.750%, 2/1/30(2)(3)	75	78
Caturus Energy LLC 144A 8.500%, 2/15/30(2)(3)	155	161
Columbia Pipelines Operating Co. LLC 144A 6.036%, 11/15/33(2)(3)	215	228
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(2)(3)	150	124
Ecopetrol S.A.
4.625%, 11/2/31(3)	195	171
	Par Value(1)	Value

Energy—continued
8.875%, 1/13/33	$ 97	$ 103
Energean Israel Finance Ltd. 144A, RegS 5.875%, 3/30/31(2)(5)	115	108
Energy Transfer LP Series H 6.500% (10)	245	246
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)(3)	290	265
Genesis Energy LP 8.875%, 4/15/30(3)	250	264
Geopark Ltd. 144A 8.750%, 1/31/30(2)(3)	153	139
Harbour Energy plc 144A 6.327%, 4/1/35(2)(3)	275	279
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(2)	185	192
HF Sinclair Corp. 6.250%, 1/15/35(3)	275	283
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(2)(3)(5)	500	508
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(2)	170	163
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(2)(3)	155	154
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(2)(5)	150	149
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(2)(3)	30	31
Mesquite Energy, Inc. 144A 7.250%, 7/15/26(2)	135	—(11)
Nabors Industries Ltd. 144A 7.500%, 1/15/28(2)(3)	100	100
Nabors Industries, Inc. 144A 7.375%, 5/15/27(2)(3)	10	10
Occidental Petroleum Corp.
5.550%, 10/1/34(3)	70	70
6.200%, 3/15/40(3)	140	138
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
Pertamina Persero PT
144A 2.300%, 2/9/31(2)(3)	$ 245	$ 217
RegS 6.450%, 5/30/44(3)(5)	231	245
Petroleos de Venezuela S.A. RegS 6.000%, 5/16/24(4)(5)	2,386	358
Petroleos Mexicanos
6.500%, 1/23/29(3)	125	125
6.840%, 1/23/30	564	561
7.690%, 1/23/50	497	424
6.375%, 1/23/45	299	228
6.350%, 2/12/48	520	389
Petronas Capital Ltd.
144A 3.500%, 4/21/30(2)(3)	489	475
144A 5.848%, 4/3/55(2)(3)	428	437
QatarEnergy 144A 2.250%, 7/12/31(2)(3)	216	192
South Bow Canadian Infrastructure Holdings Ltd. 7.500%, 3/1/55	85	89
Teine Energy Ltd. 144A 6.875%, 4/15/29(2)(3)	250	246
Tidewater, Inc. 144A 9.125%, 7/15/30(2)(3)	100	107
Transocean, Inc.
144A 8.250%, 5/15/29(2)(3)	35	34
144A 8.750%, 2/15/30(2)(3)	169	179
144A 8.500%, 5/15/31(2)(3)	130	122
Venture Global LNG, Inc.
144A 9.000%(2)(3)(10)	80	79
144A 9.875%, 2/1/32(2)(3)	190	207
Western Midstream Operating LP 5.250%, 2/1/50(3)	160	134
YPF S.A. 144A 9.500%, 1/17/31(2)	167	174
		9,776

Financials—17.7%
Acrisure LLC
144A 8.250%, 2/1/29(2)	90	93
144A 6.000%, 8/1/29(2)(3)	145	142
AerCap Ireland Capital DAC
6.950%, 3/10/55(3)	150	157
	Par Value(1)	Value

Financials—continued
6.500%, 1/31/56(3)	$ 235	$ 242
Albion Financing 1 S.a.r.l. 144A 7.000%, 5/21/30(2)(3)	130	134
Allianz SE 144A 6.350%, 9/6/53(2)(3)	200	212
Altice Financing S.A. 144A 5.000%, 1/15/28(2)	355	290
American Express Co. 5.625%, 7/28/34(3)	160	165
American National Group, Inc. 7.000%, 12/1/55	41	42
Apollo Debt Solutions BDC 6.900%, 4/13/29(3)	170	179
Apollo Global Management, Inc. 6.000%, 12/15/54(3)	275	274
Ascent Resources Utica Holdings LLC 144A 6.625%, 7/15/33(2)(3)	115	117
Aston Martin Capital Holdings Ltd. 144A 10.000%, 3/31/29(2)	90	88
Azorra Finance Ltd. 144A 7.250%, 1/15/31(2)(3)	105	108
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	175	177
Banco de Credito del Peru S.A. 144A 6.450%, 7/30/35(2)(3)	238	248
Banco de Credito e Inversiones S.A. 144A 8.750% (2)(3)(10)	226	244
Banco Mercantil del Norte S.A. 144A 8.375% (2)(10)	212	220
Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(2)(3)	510	510
Bank of America Corp. 5.518%, 10/25/35(3)	355	358
Bank of New York Mellon Corp. (The) Series G 4.700% (3)(10)	140	140
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Barclays plc 7.437%, 11/2/33(3)	$ 295	$ 337
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 5.125%, 1/18/33(2)(3)	157	153
Blackstone Private Credit Fund 6.000%, 11/22/34(3)	220	222
Block, Inc.
6.500%, 5/15/32(3)	110	114
144A 6.000%, 8/15/33(2)(3)	35	36
BNSF Funding Trust I 6.613%, 12/15/55(3)	210	210
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(2)(3)	160	159
Capital One Financial Corp.
2.359%, 7/29/32(3)	145	125
6.377%, 6/8/34(3)	130	140
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(2)(3)	90	93
Charles Schwab Corp. (The) Series H 4.000% (10)	215	197
Chobani Holdco II LLC 144A 8.750%, 10/1/29(2)	—(11)	—(11)
Citigroup, Inc.
6.270%, 11/17/33(3)	145	157
6.174%, 5/25/34(3)	134	141
Series X 3.875%(3)(10)	155	153
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(2)(3)	167	170
Corebridge Financial, Inc. 6.375%, 9/15/54(3)	331	335
DAE Funding LLC 144A 3.375%, 3/20/28(2)(3)	205	197
Deutsche Bank AG 5.403%, 9/11/35(3)	280	282
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(2)(3)	585	578
	Par Value(1)	Value

Financials—continued
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(2)	$ 130	$ 138
F&G Annuities & Life, Inc. 6.500%, 6/4/29(3)	230	240
Fifth Third Bancorp 4.337%, 4/25/33(3)	245	237
Flutter Treasury DAC 144A 5.875%, 6/4/31(2)(3)	50	51
Froneri Lux FinCo S.a.r.l. 144A 6.000%, 8/1/32(2)(3)	55	55
FS Luxembourg S.a.r.l.
144A 8.875%, 2/12/31(2)	106	111
144A 8.625%, 6/25/33(2)(3)	54	55
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(2)(3)	137	157
144A 7.950%, 10/15/54(2)(3)	70	74
Goldman Sachs Group, Inc. (The) 6.450%, 5/1/36(3)	135	147
Grifols S.A. 144A 4.750%, 10/15/28(2)(3)	175	170
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(2)(3)	80	82
HA Sustainable Infrastructure Capital, Inc. 6.375%, 7/1/34(3)	266	264
Huntington Bancshares, Inc. 5.709%, 2/2/35(3)	270	279
Icon Investments Six DAC 6.000%, 5/8/34(3)	265	275
ION Trading Technologies S.a.r.l. 144A 9.500%, 5/30/29(2)(3)	105	109
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(2)(3)	270	274
JPMorgan Chase & Co.
5.350%, 6/1/34(3)	135	139
6.254%, 10/23/34(3)	200	219
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)(3)	155	152
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Melco Resorts Finance Ltd. 144A 5.375%, 12/4/29(2)	$ 275	$ 265
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(2)(3)	370	369
Morgan Stanley
6.342%, 10/18/33(3)	160	175
5.948%, 1/19/38(3)	174	181
MSCI, Inc. 144A 3.625%, 9/1/30(2)	261	249
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 7.482%, 4/30/43(3)(8)	165	165
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(2)	140	141
NatWest Group plc 6.475%, 6/1/34(3)	200	210
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55(3)	205	215
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(2)(3)	200	211
OneMain Finance Corp. 7.125%, 11/15/31(3)	285	296
Opal Bidco SAS 144A 6.500%, 3/31/32(2)(3)	15	15
Phoenix Aviation Capital Ltd. 144A 9.250%, 7/15/30(2)(3)	90	95
Prudential Financial, Inc. 6.750%, 3/1/53	220	232
Reinsurance Group of America, Inc. 6.650%, 9/15/55(3)	225	229
Rocket Cos., Inc. 144A 6.375%, 8/1/33(2)(3)	100	104
Saks Global Enterprises LLC
144A 11.000%, 12/15/29(2)	50	11
144A 11.000%, 12/15/29(2)	100	40
	Par Value(1)	Value

Financials—continued
SGUS LLC 144A 11.000%, 12/15/29(2)(3)	$ 65	$ 57
Societe Generale S.A. 144A 6.066%, 1/19/35(2)(3)	370	382
South Bow USA Infrastructure Holdings LLC 5.584%, 10/1/34(3)	120	119
State Street Corp. Series I 6.700% (3)(10)	170	176
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(2)(3)	260	262
Synchrony Financial 3.700%, 8/4/26(3)	93	92
Toronto-Dominion Bank (The) 8.125%, 10/31/82(3)	235	248
UBS Group AG
144A 9.250%(2)(3)(10)	35	41
144A 4.988%, 8/5/33(2)(3)	310	312
Wells Fargo & Co.
5.389%, 4/24/34(3)	145	149
Series BB 3.900%(10)	265	262
		16,470

Health Care—1.6%
Amneal Pharmaceuticals LLC 144A 6.875%, 8/1/32(2)(3)	5	5
Community Health Systems, Inc. 144A 5.250%, 5/15/30(2)(3)	230	206
CVS Health Corp. 6.750%, 12/10/54(3)	129	131
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30(3)	335	308
HCA, Inc. 5.500%, 6/1/33(3)	220	226
LifePoint Health, Inc.
144A 9.875%, 8/15/30(2)(3)	250	271
144A 10.000%, 6/1/32(2)	85	88
Molina Healthcare, Inc. 144A 6.250%, 1/15/33(2)(3)	60	60
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(2)(3)	$ 65	$ 67
Universal Health Services, Inc.
2.650%, 1/15/32(3)	41	35
5.050%, 10/15/34(3)	145	140
		1,537

Industrials—4.3%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(2)(3)	300	289
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	271	272
Boeing Co. (The) 5.930%, 5/1/60(3)	160	154
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)(3)	332	303
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(2)	235	242
Cimpress plc 144A 7.375%, 9/15/32(2)(3)	150	151
Cornerstone Building Brands, Inc. 144A 9.500%, 8/15/29(2)(3)	210	202
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)(3)	401	367
Garda World Security Corp. 144A 8.375%, 11/15/32(2)(3)	145	151
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(2)(3)	265	276
Herc Holdings, Inc. 144A 7.250%, 6/15/33(2)(3)	45	47
Icahn Enterprises LP 144A 10.000%, 11/15/29(2)(3)	85	84
LBM Acquisition LLC 144A 6.250%, 1/15/29(2)(3)	250	229
	Par Value(1)	Value

Industrials—continued
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(2)(3)	$ 200	$ 199
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(2)(3)	405	350
TransDigm, Inc. 144A 6.625%, 3/1/32(2)(3)	235	242
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	224	230
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(2)(3)	215	224
		4,012

Information Technology—0.6%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(2)(3)	145	141
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(2)(3)	135	141
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(2)(3)	35	35
144A 6.500%, 10/15/28(2)(3)	55	55
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(2)(3)	85	87
Rocket Software, Inc. 144A 9.000%, 11/28/28(2)(3)	100	103
		562

Materials—3.3%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(2)	455	149
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)(3)	370	361
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Materials—continued
Capstone Copper Corp. 144A 6.750%, 3/31/33(2)(3)	$ 215	$ 221
Corp. Nacional del Cobre de Chile
144A 5.950%, 1/8/34(2)(3)	97	100
RegS 6.440%, 1/26/36(5)	59	62
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(2)(3)	320	320
Illuminate Buyer LLC 144A 9.000%, 7/1/28(2)(3)	220	220
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(2)(3)	120	120
LSB Industries, Inc. 144A 6.250%, 10/15/28(2)(3)	260	258
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(2)(3)	215	214
OCP S.A.
144A 3.750%, 6/23/31(2)	20	18
144A 6.875%, 4/25/44(2)	284	283
144A 7.500%, 5/2/54(2)	177	183
Samarco Mineracao S.A. PIK 144A 9.500%, 6/30/31(2)(12)	185	184
Taseko Mines Ltd. 144A 8.250%, 5/1/30(2)(3)	100	105
Trivium Packaging Finance B.V.
144A 8.250%, 7/15/30(2)(3)	15	16
144A 12.250%, 1/15/31(2)	70	75
WR Grace Holdings LLC 144A 5.625%, 8/15/29(2)(3)	172	161
		3,050

Real Estate—0.5%
Office Properties Income Trust 144A 9.000%, 9/30/29(2)	539	369
	Par Value(1)	Value

Real Estate—continued
Port of Spain Waterfront Development RegS 7.875%, 2/19/40(3)(5)	$ 131	$ 130
		499

Utilities—4.0%
AES Corp. (The) 7.600%, 1/15/55(3)	135	139
CMS Energy Corp. 4.750%, 6/1/50(3)	285	276
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.650%, 1/24/33(2)	132	135
Dominion Energy, Inc.
6.625%, 5/15/55(3)	150	154
Series B 7.000%, 6/1/54(3)	115	123
Electricite de France S.A. 144A 6.900%, 5/23/53(2)(3)	180	193
Enel Finance International N.V. 144A 7.500%, 10/14/32(2)(3)	160	183
Entergy Corp. 7.125%, 12/1/54(3)	210	219
Eskom Holdings 144A 8.450%, 8/10/28(2)	521	553
Ferrellgas LP
144A 5.375%, 4/1/26(2)	90	89
144A 5.875%, 4/1/29(2)	170	157
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(2)	150	152
NGL Energy Operating LLC
144A 8.125%, 2/15/29(2)(3)	30	31
144A 8.375%, 2/15/32(2)(3)	155	157
NRG Energy, Inc. 144A 7.000%, 3/15/33(2)(3)	160	175
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Utilities—continued
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(2)(3)	$ 534	$ 532
Southern California Edison Co. 6.000%, 1/15/34(3)	205	213
Vistra Corp. 144A 8.000% (2)(3)(10)	125	127
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(2)(3)	120	126
		3,734

Total Corporate Bonds and Notes (Identified Cost $45,310)		45,143

Leveraged Loans—8.8%
Aerospace—0.1%
Goat Holdco LLC Tranche B (1 month Term SOFR + 3.000%) 7.316%, 1/27/32(8)	50	50
Chemicals—0.3%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.566%, 2/18/30(8)	34	32
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 2.500%) 6.816%, 12/31/29(8)	79	79
Nouryon Finance B.V. 2024, Tranche B-1 (1 month Term SOFR + 3.250%) 7.601%, 4/3/28(8)	58	58
	Par Value(1)	Value

Chemicals—continued
USALCO LLC 2025 (1 month Term SOFR + 3.500%) 7.816%, 9/30/31(8)	$ 83	$ 83
		252

Consumer Durables—0.1%
Gloves Buyer, Inc. (1 month Term SOFR + 4.000%) 8.316%, 5/21/32(8)	90	89
Skechers U.S.A., Inc. 2025, Tranche B, First Lien 0.000%, 6/25/32(8)(13)	35	35
		124

Consumer Non-Durables—0.2%
AI Aqua Merger Sub, Inc. 2025, Tranche B (1 month Term SOFR + 3.000%) 7.351%, 7/31/28(8)	137	137
Albion Financing 3 S.a.r.l. 2025 (3 month Term SOFR + 3.000%) 7.215%, 5/21/31(8)	84	84
		221

Energy—0.5%
CVR CHC LP Tranche B (3 month Term SOFR + 4.000%) 8.296%, 12/30/27(8)	65	65
Epic Crude Services LP Tranche B (3 month Term SOFR + 2.500%) 6.828%, 10/15/31(8)	121	121
M6 ETX Holdings II Midco LLC (1 month Term SOFR + 3.000%) 7.316%, 4/1/32(8)	105	106
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
Traverse Midstream Partners LLC Tranche B (3 month Term SOFR + 2.500%) 6.808%, 2/16/28(8)	$ 138	$ 138
		430

Financials—0.1%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 7.316%, 11/6/30(8)	99	99
Dynamo U.S. Bidco, Inc. Tranche B (1 month Term SOFR + 3.500%) 7.854%, 10/1/31(8)	30	30
		129

Food / Tobacco—0.4%
Aspire Bakeries Holdings LLC (1 month Term SOFR + 3.500%) 7.831%, 12/23/30(8)	70	70
Del Monte Foods Corp. II, Inc. (1 month Term SOFR + 9.600%) 13.961% - 13.966%, 4/2/26(8)	22	21
Del Monte Foods, Inc.
(1 month PRIME + 8.500%) 16.000%, 4/2/26(8)	19	15
(3 month Term SOFR + 4.900%) 9.210%, 8/2/28(9)(14)	100	2
(3 month Term SOFR + 8.150%) 12.474%, 8/2/28(9)	20	9
(3-6 month Term SOFR + 4.400%) 8.710% - 8.724%, 8/2/28(9)(14)	43	3
Red SPV LLC (1 month Term SOFR + 2.250%) 6.610%, 3/15/32(8)	135	135
	Par Value(1)	Value

Food / Tobacco—continued
Sigma Holdco B.V. Tranche B-12 (3 month Term SOFR + 3.910%) 8.297%, 1/3/28(8)	$ 132	$ 128
		383

Food and Drug—0.1%
Dechra Pharmaceuticals Holdings Ltd. Tranche B-1 (6 month Term SOFR + 3.250%) 7.447%, 1/27/32(8)	80	80
Forest Prod / Containers—0.2%
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.175%) 7.491%, 4/13/29(8)	50	50
Klockner Pentaplast of America, Inc. Tranche B (5 month Term SOFR + 4.975%) 9.019%, 2/12/26(8)	157	93
		143

Gaming / Leisure—0.3%
Catawba Nation Gaming Authority Tranche B (3 month Term SOFR + 4.750%) 9.046%, 3/28/32(8)	105	107
ECL Entertainment LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 7.316%, 8/30/30(8)	108	108
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 7.796%, 11/12/29(8)	84	72
Peninsula Pacific Entertainment LLC
0.000%, 8/13/32(8)(13)	6	6
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Gaming / Leisure—continued
Tranche B 0.000%, 8/14/32(8)(13)	$ 24	$ 24
		317

Health Care—1.4%
Bausch & Lomb Corp. (1 month Term SOFR + 4.000%) 8.316%, 9/29/28(8)	98	98
Cotiviti, Inc. (1 month Term SOFR + 2.750%) 7.104%, 5/1/31(8)	133	133
Endo Finance Holdings, Inc. Tranche B (1 month Term SOFR + 4.000%) 8.316%, 4/23/31(8)	25	25
Financiere Mendel (3 month Term SOFR + 2.750%) 6.976%, 11/8/30(8)	30	30
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 8.396%, 10/1/27(8)	145	142
Grifols Worldwide Operations USA, Inc. Tranche B (1 month Term SOFR + 2.100%) 6.416%, 11/15/27(8)	160	160
Hanger, Inc.
(1 month Term SOFR + 3.500%) 7.816%, 10/23/31(8)	3	3
(1 month Term SOFR + 3.500%) 7.816%, 10/23/31(8)	140	141
Lannett Co., Inc. First Lien 2.000%, 6/16/30(14)	8	3
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 8.068%, 5/16/31(8)	119	118
	Par Value(1)	Value

Health Care—continued
Tranche B-2 (3 month Term SOFR + 3.500%) 7.819%, 5/16/31(8)	$ 25	$ 25
Modivcare, Inc. (3 month Term SOFR + 4.750%) 9.046%, 7/1/31(4)	35	15
One Call Corp. Tranche B, First Lien (3 month Term SOFR + 5.762%) 10.075%, 4/22/27(8)	149	145
Radiology Partners, Inc. Tranche B (3 month Term SOFR + 4.500%) 8.796%, 6/30/32(8)	125	125
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.512%) 8.820%, 11/20/26(8)	183	150
		1,313

Housing—0.2%
Chariot Buyer LLC (1 month Term SOFR + 3.350%) 7.666%, 11/3/28(8)	119	119
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.250%) 7.546%, 1/17/32(8)	89	89
		208

Information Technology—1.3%
Applied Systems, Inc.
2024, Second Lien (3 month Term SOFR + 4.500%) 8.796%, 2/23/32(8)	15	15
Tranche B-1 (1 month Term SOFR + 2.250%) 6.446%, 2/24/31(8)	245	245
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Information Technology—continued
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 7.546%, 7/6/29(8)	$ 142	$ 119
Cloud Software Group, Inc. Tranche B-2 (1 month Term SOFR + 3.250%) 7.483%, 3/21/31(8)	139	140
ConnectWise LLC (3 month Term SOFR + 3.762%) 8.057%, 9/29/28(8)	82	82
Delivery Hero SE Tranche B (3 month Term SOFR + 5.000%) 9.226%, 12/12/29(8)	138	139
Epicor Software Corp. Tranche F (1 month Term SOFR + 2.500%) 6.816%, 5/30/31(8)	91	91
ION Trading Finance Ltd. 2024 (3 month Term SOFR + 3.500%) 7.796%, 4/1/28(8)	121	121
Proofpoint, Inc. 2024 (1 month Term SOFR + 3.000%) 7.316%, 8/31/28(8)	104	104
Rocket Software, Inc. (1 month Term SOFR + 3.750%) 8.066%, 11/28/28(8)	103	103
UKG, Inc. Tranche B (3 month Term SOFR + 3.000%) 7.320%, 2/10/31(8)	34	34
		1,193

Manufacturing—0.5%
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 8.854%, 9/28/28(8)	89	87
	Par Value(1)	Value

Manufacturing—continued
Glatfelter Corp. Tranche B (3 month Term SOFR + 4.250%) 8.449%, 11/4/31(8)	$ 139	$ 139
LSF12 Crown U.S. Commercial Bidco LLC 2025 (1 month Term SOFR + 3.500%) 7.856%, 12/2/31(8)	140	140
TK Elevator Midco GmbH Tranche B (3 month Term SOFR + 3.000%) 7.237%, 4/30/30(8)	120	120
		486

Media / Telecom - Broadcasting—0.3%
CMG Media Corp. (3 month Term SOFR + 3.600%) 7.896%, 6/18/29(8)	130	125
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.930%, 1/31/29(8)	129	128
		253

Media / Telecom - Cable/Wireless Video—0.3%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.566%, 9/18/30(8)	100	99
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 8.863%, 1/18/28(8)	132	131
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Media / Telecom - Cable/Wireless Video—continued
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.820%, 8/2/29(8)	$ 37	$ 38
		268

Media / Telecom - Diversified Media—0.3%
Century DE Buyer LLC 2025 (1 month Term SOFR + 3.000%) 7.301%, 10/30/30(8)	107	107
McGraw-Hill Education, Inc. Tranche B (1 month Term SOFR + 3.250%) 7.566%, 8/6/31(8)	69	69
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 9.429%, 4/11/29(8)	116	113
		289

Media / Telecom - Telecommunications—0.3%
Level 3 Financing, Inc. Tranche B-3 (1 month Term SOFR + 4.250%) 8.566%, 3/27/32(8)	120	120
Numericable U.S. LLC
Tranche B-11 (3 month PRIME + 1.750%) 9.250%, 9/30/25(9)	212	187
Tranche B-12 (3 month PRIME + 2.688%) 10.188%, 1/31/26(9)	19	18
		325

Media / Telecom - Wireless Communications—0.1%
Viasat, Inc. (1 month Term SOFR + 4.614%) 8.930%, 3/2/29(8)	138	137
	Par Value(1)	Value

Retail—0.3%
CNT Holdings I Corp. 2025 (3 month Term SOFR + 2.250%) 6.558%, 11/8/32(8)	$ 118	$ 118
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 6.566%, 6/11/31(8)	74	73
Petco Health & Wellness Co., Inc. First Lien (3 month Term SOFR + 3.512%) 7.807%, 3/3/28(8)	105	101
		292

Service—1.3%
Acuren Delaware Holdco, Inc. (1 month Term SOFR + 2.750%) 7.066%, 7/30/31(8)	35	35
Ascend Learning LLC (1 month Term SOFR + 3.000%) 7.316%, 12/11/28(8)	107	106
BIFM U.S. Finance LLC 2024, Tranche B (1 month Term SOFR + 3.750%) 8.066%, 5/31/28(8)	99	99
DG Investment Intermediate Holdings 2, Inc. (1 month Term SOFR + 3.750%) 8.102%, 7/9/32(8)	121	121
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 7.308%, 8/1/29(8)	59	60
Garda World Security Corp. (1 month Term SOFR + 3.000%) 7.362%, 2/1/29(8)	108	108
Grant Thornton Advisors LLC 2025 (1 month Term SOFR + 2.500%) 6.816%, 6/2/31(8)	70	69
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
	Par Value(1)	Value

Service—continued
Kuehg Corp. (3 month Term SOFR + 2.750%) 7.041%, 6/12/30(8)	$ 92	$ 92
Omnia Partners LLC (3 month Term SOFR + 2.500%) 6.814%, 7/25/30(8)	74	74
Spin Holdco, Inc. (3 month Term SOFR + 4.262%) 8.577%, 3/4/28(8)	152	129
TMF Sapphire Bidco B.V. Tranche B-4 (3 month Term SOFR + 2.750%) 7.029% - 7.035%, 5/3/28(8)	69	69
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 8.416%, 11/2/27(8)	147	143
WCG Intermediate Corp. Tranche B (1 month Term SOFR + 3.000%) 7.316%, 2/25/32(8)	70	70
		1,175

Transportation - Automotive—0.2%
First Brands Group LLC 2022 (3 month Term SOFR + 5.262%) 9.570%, 3/30/27(8)	148	140
Utilities—0.0%
Hamilton Projects Acquiror LLC (1 month Term SOFR + 2.500%) 6.816%, 5/30/31(8)	29	29
Total Leveraged Loans (Identified Cost $8,506)		8,237

	Shares	Value
Preferred Stock—0.3%
Financials—0.3%
Capital Farm Credit ACA Series 1 144A, 5.000%(2)	275(15)	$ 272
Total Preferred Stock (Identified Cost $275)		272

Common Stocks—0.0%
Consumer Discretionary—0.0%
ESC NMG Parent LLC(14)(16)	618	—
MYT Holding LLC Class B(16)	29,850	8
		8

Health Care—0.0%
Lannett Co., Inc.(14)(16)	1,663	—
Total Common Stocks (Identified Cost $104)		8

Total Long-Term Investments—139.9% (Identified Cost $131,351)		130,445

TOTAL INVESTMENTS—139.9% (Identified Cost $131,351)		$130,445
Other assets and liabilities, net—(39.9)%		(37,219)
NET ASSETS—100.0%		$93,226
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
DAC	Designated Activity Company
JSC	Joint Stock Company
LLC	Limited Liability Company
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, these securities amounted to a value of $65,636 or 70.4% of net assets.
(3)	All or a portion of securities is segregated as collateral for margin loan financing. The value of securities segregated as collateral is $52,330.
(4)	Security in default; no interest payments are being received.
(5)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of August 31, 2025.
(7)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(8)	Variable rate security. Rate disclosed is as of August 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(9)	Security in default; interest payments are being received.
(10)	No contractual maturity date.
(11)	Amount is less than $500 (not in thousands).
(12)	100% of the income received was in PIK.
(13)	This loan will settle after August 31, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(14)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(15)	Value shown as par value.
(16)	Non-income producing.
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

Country Weightings†
United States	52%
Mexico	3
Turkey	2
Brazil	2
Hungary	2
Poland	2
Saudi Arabia	2
Other	35
Total	100%
† % of total investments as of August 31, 2025.
As of August 31, 2025, the Fund has the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Hanger, Inc., 10/23/31	$15	$15	$15	$—(1)
USALCO LLC, 9/30/31	9	9	9	—(1)
Total	$24	$24	$24	$—(1)

(1)	Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS Global Multi-Sector Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of August 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2025	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$5,225	$5,225	$—
Foreign Government Securities	43,802	43,802	—
Mortgage-Backed Securities	18,323	18,323	—
Asset-Backed Securities	9,435	9,435	—
Corporate Bonds and Notes	45,143	45,143	—
Leveraged Loans	8,237	8,229	8
Equity Securities:
Preferred Stock	272	272	—
Common Stocks	8	8	—(1)
Other Financial Instruments:
Unfunded Loan Commitments*	—	—(2)	—
Total Investments	$130,445	$130,437	$8

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500 (not in thousands).
*	Unfunded Loan Commitments are valued at the net unrealized appreciation (depreciation).
There were no securities valued using quoted prices (Level 1) at August 31, 2025.
Security held by the Fund with an end of period value of $7 was transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Security held by the Fund with an end of period value of $3 was transferred from Level 2 to Level 3 due to an decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended August 31, 2025.
See Notes to Schedule of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025
categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.